Supplementary Information (Net Change in Non-Cash Working Capital) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Information [Abstract]
Accounts receivable and accrued revenues	$ 82	$ 10	$ 196
Accounts payable and accrued liabilities	(456)	94	(86)
Income tax payable and receivable	51	(119)	(2,108)
Net change in non-cash working capital	$ (323)	$ (15)	$ (1,998)